Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Debt Disclosure [Abstract]
Interest on financing agreements	$ 24,028	$ 33,818
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 12)	998	(492)
Amortization of debt (loan, lease & notes) issuance costs	3,606	3,663
Other bank and finance charges	827	1,392
Interest and finance costs	$ 29,459	$ 38,381